Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other comprehensive income (loss), income tax benefit (expense)	$ 3	$ 12	$ 0
Products
Sales to affiliates	1,123	993	831
Services
Sales to affiliates	$ 7	$ 8	$ 4